Consolidated income statement - SEK (kr) shares in Millions, kr in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net sales		kr 227,216	kr 210,838	kr 205,378
Cost of sales		(142,392)	(142,638)	(157,451)
Gross income		kr 84,824	kr 68,200	kr 47,927
Gross margin (%)		37.30%	32.30%	23.30%
Research and development expenses		kr (38,815)	kr (38,909)	kr (37,887)
Selling and administrative expenses		(26,137)	(27,519)	(29,027)
Impairment losses on trade receivables	[1]	737	(420)	(3,649)
Operating expenses		(64,215)	(66,848)	(70,563)
Other operating income		2,350	497	1,154
Other operating expenses		(12,060)	(665)	(13,285)
Share in earnings of joint ventures and associated companies		(335)	58	24
Operating income (loss)		10,564	1,242	(34,743)
Financial income and expenses, net		(1,802)	(2,705)	(1,215)
Income after ﬁnancial items (loss)		8,762	(1,463)	(35,958)
Taxes		(6,922)	(4,813)	3,525
Net income (loss)		1,840	(6,276)	(32,433)
Net income (loss) attributable to:
Owners of the Parent Company		2,223	(6,530)	(32,576)
Non-controlling interest		kr (383)	kr 254	kr 143
Other information
Average number of shares, basic (million)		3,306	3,291	3,277
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	[2]	kr 0.67	kr (1.98)	kr (9.94)
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	[2]	kr 0.67	kr (1.98)	kr (9.94)

[1]	Impairment of trade receivables has been calculated according to IFRS 9 in 2019 and 2018, and according to IAS 39 in 2017. Previously, these losses have been reported as selling and administrative expenses.
[2]	Based on Net income (loss) attributable to owners of the Parent Company.